Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amounts of Goodwill and Acquired Intangible Assets Not Subject to Amortization

The carrying amounts of goodwill and acquired intangible assets not subject to amortization consist of the following (in thousands):

	As of December 31, 2015	As of December 31, 2016
Goodwill(1)	$2,620,627	$2,620,627
Orbital locations	2,387,700	2,387,700
Trade name	65,200	65,200

(1)	Net of accumulated impairment losses of $4,160,200.

Schedule of Carrying Amount and Accumulated Amortization of Acquired Intangible Assets Subject to Amortization

The carrying amount and accumulated amortization of acquired intangible assets subject to amortization consisted of the following (in thousands):

	As of December 31, 2015			As of December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Backlog and other	$743,760	$(647,534)	$96,226	$743,760	$(669,045)	$74,715
Customer relationships	534,030	(189,926)	344,104	534,030	(216,907)	317,123

Total	$1,277,790	$(837,460)	$440,330	$1,277,790	$(885,952)	$391,838

Scheduled Amortization Charges for Intangible Assets	Scheduled amortization charges for the intangible assets over the next five years are as follows (in thousands):

Year	Amount
2017	$42,254
2018	38,481
2019	34,351
2020	31,103
2021	28,635